UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06397

Fidelity California Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Margaret Carey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2023

Item 1.

Reports to Stockholders

Fidelity® California Municipal Money Market Fund

Semi-Annual Report
August 31, 2023

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

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You may also call 1-800-544-8544, or for Institutional, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.
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Other third-party marks appearing herein are the property of their respective owners.
All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2023 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.
For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.
NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE
Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance August 31, 2023 (Unaudited)
Current 7-Day Yields

Fidelity® California Municipal Money Market Fund	3.22%
Institutional Class	3.43%
Premium Class	3.34%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending August 31, 2023, the most recent period shown in the table, would have been 3.21% for Fidelity® California Municipal Money Market Fund, 3.38% for Institutional Class, and 3.33% for Premium Class.

Effective Maturity Diversification (% of Fund's Investments)
Days
1 - 7	75.8
8 - 30	8.3
31 - 60	6.6
61 - 90	3.2
91 - 180	0.3
> 180	5.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Asset Allocation (% of Fund's net assets)

Schedule of Investments August 31, 2023 (Unaudited)

Showing Percentage of Net Assets
Variable Rate Demand Note - 32.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Alabama - 1.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 4.77% 9/7/23, VRDN (b)(c)	7,161	7,161
Walker County Econ. & Indl. Dev. Auth. Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Gorgas Proj.) Series 2023:
4.5% 9/1/23, VRDN (b)(c)	14,700	14,700
4.5% 9/1/23, VRDN (b)(c)	27,600	27,600
West Jefferson Indl. Dev. Board Solid Waste Disp. Rev. (Alabama Pwr. Co. Plant Miller Proj.) Series 2023, 5.15% 9/7/23, VRDN (b)(c)	14,600	14,600
TOTAL ALABAMA		64,061
Arizona - 0.2%
Maricopa County Poll. Cont. Rev.:
(Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 4.7% 9/7/23, VRDN (b)	1,150	1,150
Series 2009 B, 4.7% 9/7/23, VRDN (b)	6,200	6,200
Series 2009 C, 4.65% 9/7/23, VRDN (b)	2,600	2,600
TOTAL ARIZONA		9,950
Arkansas - 0.1%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.) Series 1998, 4.77% 9/7/23, VRDN (b)(c)	3,000	3,000
California - 28.1%
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 4.45% 9/7/23, LOC BNP Paribas SA, VRDN (b)(c)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Series 2007 A2, 2.55% 9/7/23, LOC MUFG Bank Ltd., VRDN (b)	7,600	7,600
Series 2007 C2, 3% 9/7/23, LOC MUFG Bank Ltd., VRDN (b)	1,450	1,450
Series 2007 D2, 3.19% 9/7/23, LOC Bank of America NA, VRDN (b)	56,570	56,570
Series 2008 C1, 3.02% 9/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	15,410	15,410
Series 2008 E1, 3.25% 9/7/23, LOC MUFG Bank Ltd., VRDN (b)	9,690	9,690
Series 2008 F1, 3.02% 9/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	2,825	2,825
Series G1, 3.05% 9/7/23, LOC Bank of America NA, VRDN (b)	11,085	11,085
California Gen. Oblig.:
Series 2003 C1, 2.87% 9/7/23, LOC TD Banknorth, NA, VRDN (b)	35,560	35,560
Series 2004 A9, 2.8% 9/7/23, LOC State Street Bank & Trust Co., Boston, VRDN (b)	2,035	2,035
Series 2005 A2-1, 3.12% 9/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	30,650	30,650
Series 2005 B1, 2.8% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)	28,350	28,350
Series 2005 B3, 3.12% 9/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	25,485	25,485
California Health Facilities Fing. Auth. Rev.:
(Dignity Health Proj.) Series 2011 C, 2.88% 9/7/23, LOC Bank of Montreal, VRDN (b)	24,490	24,490
(Scripps Health Proj.):
Series 2010 B, 2.85% 9/7/23, VRDN (b)	19,350	19,350
Series 2010 C, 2.85% 9/7/23, VRDN (b)	800	800
(Stanford Hosp. and Clinics Proj.) Series 2008 B1, 2.8% 9/7/23, VRDN (b)	200	200
Series 2011 B, 2% 9/7/23, LOC Bank of Montreal, VRDN (b)	3,450	3,450
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2018 A, 4.09% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)(c)(d)	36,715	36,708
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Irvine Apt. Cmntys. LP Proj.) Series 2001 W1, 2.8% 9/1/23, LOC Wells Fargo Bank NA, VRDN (b)(c)	17,400	17,400
(Maple Square Apt. Proj.) Series AA, 4.58% 9/7/23, LOC Citibank NA, VRDN (b)(c)	4,155	4,155
(Terraces at Park Marino Proj.) Series I, 4.59% 9/7/23, LOC BMO Harris Bank NA, VRDN (b)(c)	4,470	4,470
(The Crossings at Elk Grove Apts.) Series H, 3.15% 9/7/23, LOC Citibank NA, VRDN (b)(c)	5,630	5,630
Calleguas-Las Virgenes Pub. Fing. Auth. Rev. (Calleguas Muni. Wtr. District Proj.) Series 2008 A, 3.75% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)	4,165	4,165
Irvine Impt. Bond Act of 1915 (Assessment District #97-17 Proj.) Series 1998, 2.6% 9/1/23, LOC State Street Bank & Trust Co., Boston, VRDN (b)	5,600	5,600
Irvine Ranch Wtr. District Rev. (District #105, 113, 135, 161, 182, 213, 235, 250, 261 Impt. Proj.) Series 2008 A, 3.61% 9/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	14,520	14,520
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 B7, 3.3% 9/7/23 (Liquidity Facility Barclays Bank PLC), VRDN (b)	7,800	7,800
Series 2002 A2, 2.72% 9/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	5,390	5,390
Series 2002 A7, 2.85% 9/1/23 (Liquidity Facility Bank of America NA), VRDN (b)	10,800	10,800
Series 2023 C1, 2.7% 9/1/23 (Liquidity Facility TD Banknorth, NA), VRDN (b)	33,000	33,000
Series A3, 2.73% 9/1/23 (Liquidity Facility Royal Bank of Canada), VRDN (b)	3,000	3,000
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 B1, 3.05% 9/7/23 (Liquidity Facility UBS AG), VRDN (b)	49,000	49,000
Los Angeles Multi-family Hsg. Rev. (Colonia Corona Apts. Proj.) Series 2004 D, 3.15% 9/7/23, LOC Citibank NA, VRDN (b)(c)	2,100	2,100
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 2.8% 9/7/23, LOC Bank of America NA, VRDN (b)	91,505	91,505
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) Series 2009, 3.64% 9/7/23, LOC Bank of America NA, VRDN (b)	2,260	2,260
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 3.54% 9/7/23, LOC Bank of America NA, VRDN (b)	65,340	65,340
Riverside Elec. Rev. Series 2008 C, 3.12% 9/7/23, LOC Barclays Bank PLC, VRDN (b)	13,475	13,475
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 3.2% 9/7/23, LOC Bank of America NA, VRDN (b)	17,925	17,925
San Diego Hsg. Auth. Multi-family Hsg. Rev. Series 2017 A, 3.5% 9/7/23, LOC Bank of America NA, VRDN (b)	96,560	96,560
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2018 C, 2.89% 9/7/23, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	13,230	13,230
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 2.5% 9/7/23, LOC TD Banknorth, NA, VRDN (b)	12,700	12,700
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev.:
(Antonia Manor Apts. Proj.) Series 2000 E, 3.09% 9/7/23, LOC Citibank NA, VRDN (b)(c)	300	300
(Mission Creek Cmnty. Proj.) Series B, 3.15% 9/7/23, LOC Citibank NA, VRDN (b)(c)	2,510	2,510
(Ocean Beach Apts. Proj.) Series B, 3.04% 9/7/23, LOC Citibank NA, VRDN (b)(c)	3,730	3,730
Series 2000 G, 3.04% 9/7/23, LOC Citibank NA, VRDN (b)(c)	5,940	5,940
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 3.14% 9/7/23, LOC Bank of America NA, VRDN (b)	48,520	48,520
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 2.84% 9/7/23, LOC Wells Fargo Bank NA, VRDN (b)	17,560	17,560
Univ. of California Revs.:
Series 2013 AL3, 2.9% 9/1/23, VRDN (b)	24,080	24,080
Series 2023 BP:
2.95% 9/1/23, VRDN (b)	83,790	83,790
3.1% 9/1/23, VRDN (b)	79,135	79,135
Series AL1, 2.95% 9/1/23, VRDN (b)	42,470	42,470
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2012 A, 2.97% 9/7/23, LOC TD Banknorth, NA, VRDN (b)	8,100	8,100
FHLMC:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 2.88% 9/7/23, LOC Freddie Mac, VRDN (b)	1,100	1,100
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, 3.1% 9/7/23, LOC Freddie Mac, VRDN (b)(c)	20,000	20,000
FNMA:
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. ( Terrazza Apts. Proj.) Series 2002 A, 3.71% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	15,000	15,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Salvation Army S.F. Proj.) Series 2003 EEE, 3.87% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	8,205	8,205
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 3.05% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	4,440	4,440
Emeryville Redev. Agcy. Multi-family Hsg. Rev. Series 2002 A, 4.56% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	30,000	30,000
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 3.12% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	19,300	19,300
(Wood Canyon Villas Proj.) Series 2001 E, 3.12% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	12,995	12,995
San Jose Multi-family Hsg. Rev. (Almaden Lake Village Apt. Assoc. Proj.) Series 1997 A, 4.56% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	16,500	16,500
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 4.53% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	17,295	17,295
(Shaffer Road Apts. Proj.) Series A, 4.53% 9/7/23, LOC Fannie Mae, VRDN (b)(c)	4,200	4,200
TOTAL CALIFORNIA		1,260,103
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1993 C, 4.32% 9/7/23, VRDN (b)	600	600
Florida - 0.3%
Broward County Indl. Dev. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2018 B, 4.3% 9/7/23, VRDN (b)(c)	5,300	5,300
Miami-Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2021, 4.2% 9/7/23, VRDN (b)(c)	6,300	6,300
TOTAL FLORIDA		11,600
Georgia - 1.1%
Bartow County Dev. Auth. (Georgia Pwr. Co. Plant Bowen Proj.) Series 2022:
4.4% 9/1/23, VRDN (b)(c)	18,970	18,970
4.5% 9/1/23, VRDN (b)(c)	27,500	27,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Vogtle Proj.) Series 2012, 4.5% 9/1/23, VRDN (b)(c)	2,445	2,445
TOTAL GEORGIA		48,915
Iowa - 0.0%
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Co. Proj.) Series 2016 B, 4.34% 9/7/23, VRDN (b)(c)	1,900	1,900
Kansas - 0.2%
Cygne Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994 B, 3.95% 9/7/23, VRDN (b)	3,040	3,040
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 4.05% 9/7/23, VRDN (b)	200	200
Series 2007 B, 4.05% 9/7/23, VRDN (b)	900	900
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 3.95% 9/7/23, VRDN (b)	2,000	2,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Western Resources, Inc. Proj.) Series 1994, 3.95% 9/7/23, VRDN (b)	3,500	3,500
TOTAL KANSAS		9,640
Louisiana - 0.2%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 A1, 4.67% 9/7/23, VRDN (b)	8,000	8,000
Mississippi - 0.3%
Mississippi Bus. Fin. Corp. Mississippi Pwr. Co. Proj.) Series 2022, 4.55% 9/1/23, VRDN (b)(c)	6,300	6,300
Mississippi Bus. Fin. Corp. Solid Waste Disp. Rev. (Mississippi Pwr. Co. Proj.) Series 1998, 4.6% 9/1/23, VRDN (b)(c)	6,200	6,200
TOTAL MISSISSIPPI		12,500
Nebraska - 0.0%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 4.77% 9/7/23, VRDN (b)(c)	700	700
Series 1998, 4.77% 9/7/23, VRDN (b)(c)	300	300
TOTAL NEBRASKA		1,000
North Carolina - 0.1%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 4.85% 9/7/23, VRDN (b)(c)	6,800	6,800
Texas - 0.1%
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003, 4.77% 9/7/23, VRDN (b)(c)	3,450	3,450
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. Amos Proj.) Series 2008 B, 4.54% 9/7/23, VRDN (b)(c)	7,900	7,900
Wyoming - 0.1%
Converse County Envir. Impt. Rev. Series 1995, 4.2% 9/7/23, VRDN (b)(c)	1,700	1,700
Lincoln County Envir. (PacifiCorp Proj.) Series 1995, 4.28% 9/7/23, VRDN (b)(c)	1,700	1,700
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 4.25% 9/7/23, VRDN (b)	230	230
TOTAL WYOMING		3,630
TOTAL VARIABLE RATE DEMAND NOTE (Cost $1,453,049)		1,453,049

Tender Option Bond - 23.7%
	Principal Amount (a) (000s)	Value ($) (000s)
Arizona - 0.0%
Arizona Indl. Dev. Auth. Hosp. Rev. Participating VRDN Series XM 10 13, 4.59% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	375	375
California - 23.2%
Academy of Motion Picture Arts Participating VRDN Series 2017, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,865	4,865
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN:
Series XF 10 44, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	15,450	15,450
Series XM 11 19, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,000	5,000
Buck Institute Age Research Participating VRDN Series Floaters XF 10 35, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,760	1,760
California Cmnty. Choice Fing. Auth. Clean Energy Proj. Rev. Participating VRDN Series XM 11 11, 3.95% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	7,500	7,500
California Edl. Facilities Auth. Rev. Participating VRDN:
Series 2022 XF 30 46, 4.48% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	8,000	8,000
Series XF 30 38, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,000	4,000
California Gen. Oblig. Participating VRDN:
Series 15 XF2161, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,440	2,440
Series 2017 XF 2414, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,000	3,000
Series 2022 XF 14 15, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,705	1,705
Series 2022 ZF 30 55, 4.47% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,625	2,625
Series 2022 ZL 03 18, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	17,500	17,500
Series Floaters XF 10 38, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	10,480	10,480
Series Floaters YX 10 84, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,500	3,500
Series XF 13 51, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	6,755	6,755
Series XF 13 87, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,665	2,665
Series XF 30 20, 4.49% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,000	1,000
California Health Facilities Fing. Auth. Rev.:
Bonds Series MS 00 07, 4.62%, tender 9/14/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	15,810	15,810
Participating VRDN:
Series 15 XF0120, 4.57% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,190	5,190
Series 15 XF2119, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	2,665	2,665
Series 16 XXF0440, 4.55% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,100	3,100
Series 2017 XF 2048, 4.52% 9/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	10,500	10,500
Series 2017 XF 2417, 4.52% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,500	7,500
Series BAML 50 25, 3.89% 9/1/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	38,990	38,990
Series BC 22 015, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	8,865	8,865
Series Floater BC 23 007, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	84,925	84,925
Series Floaters 013, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	42,800	42,800
Series Floaters XF 06 33, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	20,000	20,000
Series Floaters XF 07 62, 4.03% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,205	9,205
Series Floaters XF 24 67, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	8,800	8,800
Series Floaters XF 26 98, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,800	4,800
Series Floaters XL 00 45, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	5,270	5,270
Series Floaters XM 06 96, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	6,885	6,885
Series Floaters ZM 05 02, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	15,500	15,500
Series MIZ 91 02, 4.67% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	24,105	24,105
Series MS 3389, 4.57% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	8,000	8,000
Series XF 14 32, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,000	1,000
Series XF 15 18, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,930	3,930
Series XF 15 24, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,000	1,000
Series XF 15 27, 4.51% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,670	2,670
Series XF 30 92, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,925	7,925
Series XG 04 74, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,955	9,955
Series YX 13 12, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	10,695	10,695
California Muni. Fin. Auth. Rev. Participating VRDN:
Series Floaters XL 00 59, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,570	5,570
Series XG 04 63, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,005	2,005
California Pub. Works Board Lease Rev. Participating VRDN Series YX 11 91, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	14,260	14,260
California State Univ. Rev. Participating VRDN:
Series Floaters XF 24 41, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	23,060	23,060
Series XF 15 02, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,400	1,400
Series XF 15 70, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,200	3,200
Series XM 10 00, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,765	4,765
Series ZL 02 31, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,330	1,330
Series ZL 02 88, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,745	6,745
Chaffey Unified High School District Participating VRDN Series XF 13 44, 4.5% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	4,760	4,760
Chino Valley Unified School District Participating VRDN Series XF 09 22, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000	2,000
Eastern Muni. Wtr. District Fing. Auth. Participating VRDN Series Floaters XF 24 48, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	2,400	2,400
El Camino Hosp. Participating VRDN Series 2017 XF 2415, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	9,150	9,150
Folsom-Cordova Unified School District Participating VRDN Series 2022 037, 4.02% 9/1/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,065	4,065
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Participating VRDN Series Floaters XG 02 43, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	5,285	5,285
Hayward Area Recreation and Park District Participating VRDN Series Floaters XF 24 68, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000	5,000
Hayward Unified School District Gen. Oblig. Participating VRDN Series XF 14 38, 4.5% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,485	1,485
Long Beach Unified School District Participating VRDN:
Series XG 04 78, 4.53% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	11,470	11,470
Series XG 05 01, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,360	1,360
Los Angeles County Facilities, Inc. Participating VRDN Series 2022 XF 13 76, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,500	2,500
Los Angeles County Gen. Oblig. Participating VRDN Series XF 30 05, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	7,500	7,500
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Participating VRDN Series ZL 03 27, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,400	1,400
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Participating VRDN:
Series XM 10 94, 4.48% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	3,970	3,970
Series YX 12 93, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,250	5,250
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series 2018 XF 06 75, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	8,275	8,275
Series 2021 XF 12 49, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	3,195	3,195
Series 2022 XF 13 84, 4.53% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	1,500	1,500
Series 2022 XG 04 15, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	4,800	4,800
Series 2022 XM 10 37, 4.53% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)	4,000	4,000
Series 2022:
4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	5,510	5,510
4.55% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	5,600	5,600
Series Floaters XG 02 32, 4.51% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	17,700	17,700
Series Floaters XX 10 28, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	380	380
Series XF 13 68, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,250	2,250
Series XF 13 73, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	865	865
Series XF 14 83, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,600	1,600
Series XF 15 84, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	4,000	4,000
Series XF 30 11, 4.52% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	2,800	2,800
Series XF 30 39, 4.52% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	15,000	15,000
Series XG 04 76, 3.95% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	5,440	5,440
Series XL 03 57, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,000	2,000
Series XL 04 61, 4.49% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(c)(e)(f)	4,000	4,000
Series XM 10 85, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,700	2,700
Series XX 13 08, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	7,500	7,500
Series YX 12 29, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	4,100	4,100
Series ZL 03 10, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	2,705	2,705
Los Angeles Dept. of Wtr. & Pwr. Rev. Participating VRDN:
Series XF 14 41, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,500	3,500
Series XF 14 49, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,835	1,835
Series XF 30 25, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	8,000	8,000
Series XL 04 04, 4.49% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,665	4,665
Series XM 10 40, 4.49% 9/7/23 (Liquidity Facility UBS AG) (b)(e)(f)	4,350	4,350
Series XX 12 40, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	4,125	4,125
Series ZL 02 85, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	5,890	5,890
Series ZL 03 26, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,335	1,335
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN Series XL 03 99, 4.49% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	6,250	6,250
Los Angeles Hbr. Dept. Rev. Participating VRDN Series Floaters XF 07 61, 4.04% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,875	1,875
Los Angeles Unified School District Participating VRDN:
Series 2022 ZL 03 61, 4.47% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,950	4,950
Series Floaters XM 07 03, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	8,000	8,000
Series Floaters YX 10 87, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,750	3,750
Series XG 04 47, 4.49% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)(g)	5,875	5,875
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series ROC II R 14059, 4.49% 9/7/23 (Liquidity Facility Citibank NA) (b)(e)(f)	6,000	6,000
Series XG 03 67, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	1,335	1,335
Series ZL 03 38 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	3,335	3,335
Lucile Salter Packard Children's Hosp. Participating VRDN Series Floaters XG 01 48, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,240	4,240
North Orange County Cmnty. College District Rev. Participating VRDN Series XX 12 39, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	10,000	10,000
Oakland Unified School District Alameda County Participating VRDN Series ZL 02 42, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,800	1,800
Palmdale School District Participating VRDN Series 2022 045, 4.02% 9/1/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,945	3,945
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Participating VRDN:
Series ZF 14 35, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,130	2,130
Series ZL 04 09, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,430	2,430
Riverside County Pub. Fing. Auth. Participating VRDN Series XF 10 20, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	3,750	3,750
Riverside County Trans. Commission Toll Rev. Participating VRDN Series 2021 XG 03 41, 4.52% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	15,000	15,000
Sacramento Area Flood Cont. Agcy.:
Bonds Series G 118, 4.62%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(h)	1,210	1,210
Participating VRDN Series Floaters XM 04 55, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,000	5,000
Sacramento City Unified School District Participating VRDN Series XG 03 93, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	3,600	3,600
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Participating VRDN:
Series XF 15 15, 4.53% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	10,475	10,475
Series XF 15 22, 4.53% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	4,025	4,025
Series XG 04 53, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	5,000	5,000
Series XX 12 15, 4.51% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(c)(e)(f)	4,000	4,000
San Diego Unified School District Participating VRDN:
Series XF 13 86, 4.5% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,915	2,915
Series XF 14 27, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000	2,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series XF 13 31, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,875	1,875
Series XF 14 99, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	4,535	4,535
Series XF 15 01, 3.85% 9/1/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,475	2,475
Series XG 03 81, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,150	2,150
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Participating VRDN:
Series Floaters XF 07 12, 4.53% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(c)(e)(f)	7,760	7,760
Series Floaters XL 01 01, 4.52% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	13,410	13,410
Series XG 03 63, 4.55% 9/7/23 (Liquidity Facility Bank of America NA) (b)(c)(e)(f)	4,685	4,685
San Francisco City & County Ctfs. of Prtn. Participating VRDN Series XG 03 72, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	3,135	3,135
San Francisco Pub. Utils. Commission Wtr. Rev. Participating VRDN Series XF 29 93, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	4,680	4,680
Sweetwater Union High School District Participating VRDN Series XM 10 14, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	5,270	5,270
Univ. of California Regents Med. Ctr. Pool Rev. Participating VRDN:
Series 2022 XX 12 62, 4.49% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,875	1,875
Series Floaters YX 10 97, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	6,030	6,030
Series XF 13 35, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,250	2,250
Series XF 13 40, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	1,665	1,665
Series XG 03 66, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	10,065	10,065
Series XX 12 01, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,500	7,500
Series XX 12 06, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	21,670	21,670
Series YX 12 05, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	7,020	7,020
Series YX 12 94, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	1,875	1,875
Series ZL 02 44, 4.5% 9/7/23 (Liquidity Facility Barclays Bank PLC) (b)(e)(f)	37,605	37,605
Univ. of California Revs. Participating VRDN:
Series 2022 XF 14 12, 4.5% 9/7/23 (Liquidity Facility Toronto-Dominion Bank) (b)(e)(f)	5,000	5,000
Series 2022 XF 30 48, 4.48% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,625	5,625
Series 2022 ZL 03 48, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,000	2,000
Series XF 13 07, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	2,840	2,840
Series XF 27 45, 4.5% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	9,900	9,900
Series XF 29 89, 4.5% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,700	5,700
Series XL 04 00, 4.5% 9/7/23 (Liquidity Facility Wells Fargo Bank NA) (b)(e)(f)	4,000	4,000
Series XM 11 06, 4.47% 9/7/23 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)(f)	5,685	5,685
Series ZL 02 33, 4.5% 9/7/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	1,000	1,000
TOTAL CALIFORNIA		1,040,050
Connecticut - 0.1%
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.65%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(h)	2,600	2,600
Florida - 0.1%
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 4.72%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(c)(e)(f)(h)	300	300
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XG 03 70, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	1,860	1,860
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 08 68, 4.67% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	500	500
TOTAL FLORIDA		2,660
Georgia - 0.0%
Fulton County Dev. Auth. Rev. Participating VRDN Series XL 02 68, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	630	630
Kentucky - 0.0%
CommonSpirit Health Participating VRDN Series MIZ 90 21, 4.57% 9/7/23 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(e)(f)	1,900	1,900
Maryland - 0.1%
Maryland Stadium Auth. Rev. Bonds Series 2023, 4.67%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)	2,100	2,100
Michigan - 0.0%
Mclaren Health Care Corp. Participating VRDN Series XL 02 71, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	365	365
Nevada - 0.0%
Clark County School District Participating VRDN Series XF 14 73, 4.59% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(e)(f)	1,600	1,600
Ohio - 0.0%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 4.57% 9/7/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	400	400
Pennsylvania - 0.1%
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series BAML 23 50 39, 4.72% 10/5/23 (Liquidity Facility Bank of America NA) (b)(e)(f)	2,000	2,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.67%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(h)	600	600
Texas - 0.0%
El Paso Wtr. & Swr. Rev. Bonds Series G 124, 4.67%, tender 9/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(h)(i)	1,300	1,300
Washington - 0.1%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.67%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada) (b)(e)(f)(h)	1,000	1,000
Port of Seattle Rev. Participating VRDN Series XM 10 27, 4.61% 9/7/23 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(e)(f)	3,000	3,000
TOTAL WASHINGTON		4,000
TOTAL TENDER OPTION BOND (Cost $1,060,580)		1,060,580

Other Municipal Security - 31.4%
	Principal Amount (a) (000s)	Value ($) (000s)
Guam - 0.2%
Guam Int'l. Arpt. Auth. Rev. Bonds:
Series 2013 C:
6.125% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	2,500	2,505
6.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	395	396
6.375% 10/1/23 (Pre-Refunded to 10/1/23 @ 100) (c)	3,505	3,512
Series 2019 A, 5% 10/1/23 (Escrowed to Maturity) (c)	825	826
TOTAL GUAM		7,239
California - 31.2%
Quinta Redev. Agcy. Bonds:
Series 2013 A:
5% 9/1/23 (Pre-Refunded to 9/1/23 @ 100)	410	410
5% 9/1/23 (Pre-Refunded to 9/1/23 @ 100)	1,500	1,500
Series 2023 A, 5% 9/1/23 (Pre-Refunded to 9/1/23 @ 100)	5,000	5,000
Alameda Corridor Trans. Auth. Rev. Bonds Series 2013 A, 5% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	360	360
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Bonds:
Series F1, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	285	288
Series S7, 5% 4/1/24	200	202
California Edl. Facilities Auth. Rev.:
Bonds:
Series 2012 A, 5% 10/1/23 (Escrowed to Maturity)	200	200
Series 2014 A, 5% 10/1/23	830	831
Series 2023 S1, 3.1% tender 10/4/23, CP mode	12,500	12,500
Series 2023 S3, 3.1% tender 11/7/23, CP mode	12,000	12,000
Series 2023, 3.05% 10/23/23, CP	2,300	2,300
California Gen. Oblig.:
Bonds:
Series 2013:
4% 10/1/23	200	200
4% 11/1/23	100	100
5% 9/1/23	11,260	11,260
5% 10/1/23	605	606
5% 11/1/23	1,970	1,978
Series 2014:
5% 10/1/23	10,790	10,809
5% 10/1/23	550	551
5% 11/1/23	15,990	16,049
5% 12/1/23	1,615	1,622
Series 2015 B:
5% 9/1/23	6,195	6,195
5% 9/1/24	300	305
Series 2015:
5% 3/1/24	400	404
5% 3/1/24	1,965	1,984
5% 8/1/24	350	356
5% 8/1/24	200	203
Series 2016:
4% 9/1/23	3,945	3,945
4% 9/1/23	1,175	1,175
5% 9/1/23	455	455
5% 9/1/23	175	175
5% 9/1/23	790	790
5% 9/1/23	570	570
5% 9/1/23	6,385	6,385
5% 8/1/24	2,075	2,110
Series 2017:
4% 11/1/23	600	601
5% 11/1/23	2,770	2,779
5% 8/1/24	100	102
5% 8/1/24	2,895	2,945
Series 2018:
5% 10/1/23	5,940	5,949
5% 10/1/23	5,265	5,273
Series 2019:
4% 10/1/23	630	630
5% 4/1/24	215	217
5% 4/1/24	500	505
Series 2020:
3% 3/1/24	555	554
4% 3/1/24	3,345	3,359
5% 11/1/23	5,020	5,035
5% 11/1/23	6,580	6,605
Series 2021:
4% 10/1/23	455	455
5% 9/1/23	3,535	3,535
5% 10/1/23	1,525	1,527
5% 10/1/23	28,500	28,545
5% 12/1/23	2,730	2,743
Series 2022:
5% 9/1/23	17,600	17,600
5% 9/1/23	1,265	1,265
5% 11/1/23	1,935	1,942
5% 4/1/24	5,135	5,196
5% 9/1/24	100	102
Series 2023 11A2, 3.22% 11/7/23, LOC Royal Bank of Canada, CP	19,500	19,500
Series 2023 A1:
2.75% 10/5/23, LOC Wells Fargo Bank NA, CP	3,650	3,650
3.35% 10/19/23, LOC Wells Fargo Bank NA, CP	15,188	15,188
3.58% 11/2/23, LOC Wells Fargo Bank NA, CP	7,000	7,000
Series 2023 A2:
2.95% 9/5/23, LOC Royal Bank of Canada, CP	32,050	32,050
3.14% 9/12/23, LOC Royal Bank of Canada, CP	22,585	22,585
Series 2023 A3, 2.8% 9/6/23, LOC UBS AG, CP	18,380	18,380
Series 2023 A6, 3.1% 10/11/23, LOC Bank of America NA, CP	15,330	15,330
Series 2023 A7, 3.22% 10/3/23, LOC State Street Bank & Trust Co., Boston, CP	11,970	11,970
Series 2023:
2.75% 9/6/23, LOC UBS AG, CP	10,895	10,895
2.87% 10/3/23, LOC Royal Bank of Canada, CP	7,000	7,000
2.87% 10/3/23, LOC Wells Fargo Bank NA, CP	14,210	14,210
3.25% 10/17/23, LOC Wells Fargo Bank NA, CP	23,445	23,445
3.3% 11/14/23, LOC Bank of Montreal, CP	1,755	1,755
California Health Facilities Fing. Auth. Rev. Bonds:
(Stanford Hosp. & Clinics Proj.) Series 2008 B2, 3.05%, tender 10/4/23 (b)	13,500	13,500
Series 2015, 5% 11/15/23	1,060	1,064
Series 2017 A, 5% 11/15/23	2,625	2,636
Series 2018 A, 5% 11/15/23	470	471
Series 2022 A, 5% 5/15/24	2,400	2,428
California Pub. Works Board Lease Rev. Bonds:
(Various Cap. Projs.):
Series 2013 I, 5% 11/1/23	1,825	1,831
Series 2016 C, 5% 11/1/23	1,030	1,033
Series 2017 B, 5% 10/1/23	8,000	8,014
Series 2019 C, 5% 11/1/23	1,125	1,129
Series 2022 C, 5% 8/1/24	2,570	2,613
Series 2023 B, 5% 12/1/23	250	251
Series 2013 F:
4% 9/1/23	300	300
5% 9/1/23	105	105
Series 2013 G, 5% 9/1/23	300	300
Series 2014 A, 3% 9/1/23	980	980
Series 2014 B, 5% 10/1/23	1,125	1,127
Series 2014 C:
5% 10/1/23	2,350	2,355
5% 10/1/24	1,955	1,994
Series 2014 D, 5% 9/1/23	1,355	1,355
Series 2015 H, 5% 12/1/23	500	502
Series 2016 E, 5% 10/1/23	3,285	3,292
Series 2017 E, 5% 9/1/23	895	895
Series 2018 C, 5% 11/1/23	100	100
Series 2021 C, 5% 11/1/23	320	321
Series 2022 B, 5% 6/1/24	2,085	2,114
California State Univ. Rev.:
Bonds:
Series 2013 A:
5% 11/1/23	370	371
5% 11/1/23 (Pre-Refunded to 11/1/23 @ 100)	625	626
Series 2015 A, 5% 11/1/23	2,475	2,483
Series 2016 A, 5% 11/1/23	450	452
Series 2017 A, 5% 11/1/23	300	301
Series 2018 A, 5% 11/1/23	815	818
Series 2020 C, 5% 11/1/23	125	125
Series 2021 A, 5% 11/1/23	3,120	3,130
Series 2023 A, 2.87% 9/6/23, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	4,700	4,700
California Statewide Cmntys. Dev. Auth. Rev. Bonds:
Series 2013, 5.125% 11/15/23 (Pre-Refunded to 11/15/23 @ 100)	715	717
Series 2014, 5% 7/1/24 (Pre-Refunded to 7/1/24 @ 100)	1,665	1,690
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2023 A1:
2.85% 10/4/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	39,210	39,210
2.9% 11/2/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	21,290	21,290
3.25% 9/7/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	17,400	17,400
Series 2023 A2, 3.03% 9/6/23 (Liquidity Facility Bank of America NA), CP	15,250	15,250
Series 2023:
2.81% 9/12/23 (Liquidity Facility Bank of America NA), CP	15,800	15,800
3.1% 10/4/23 (Liquidity Facility Sumitomo Mitsui Banking Corp.), CP	12,240	12,240
Foothill-De Anza Cmnty. College District Bonds Series 2014, 5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	185	188
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. Bonds Series 2013 A, 5.75% 1/15/24 (Pre-Refunded to 1/15/24 @ 100)	100	101
Golden Gate Bridge & Hwy. District Series 2023 B, 3% 9/5/23, CP	11,800	11,800
Los Angeles Cmnty. College District Bonds:
Series 2015 A:
4% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	500	504
4% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	11,815	11,920
5% 8/1/24	555	564
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	545	554
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	250	254
5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	1,780	1,812
Series 2015 C, 5% 8/1/24	3,210	3,267
Series 2015 G, 4% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	150	151
Series 2016 I, 4% 8/1/24	170	171
Series 2017 J, 4% 8/1/24	300	302
Series A, 5% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	14,990	15,261
Los Angeles County Facilities, Inc. Bonds Series 2018 A, 5% 12/1/23	100	100
Los Angeles County Gen. Oblig.:
Series 2023, 3.3% 10/17/23, LOC Wells Fargo Bank NA, CP	10,000	10,000
TRAN Series 2023, 5% 6/28/24	37,190	37,740
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev. Series 2023:
3.05% 11/8/23, LOC Bank of America NA, CP	3,000	3,000
3.2% 11/7/23, LOC Bank of America NA, CP	2,500	2,500
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Bonds Series 2022 G, 5% 12/1/23	1,500	1,509
Los Angeles County Schools Pooled Fing. Prog. Ctfs. of Prtn. TRAN Series 2023, 5% 6/28/24 (j)	4,000	4,057
Los Angeles Dept. Arpt. Rev.:
Bonds:
Series 2016 A, 5% 5/15/24 (c)	110	111
Series 2017 B, 5% 5/15/24 (c)	990	1,000
Series 2018 A, 5% 5/15/24 (c)	1,525	1,539
Series 2018 C, 5% 5/15/24 (c)	7,705	7,786
Series 2019 D, 5% 5/15/24 (c)	135	136
Series 2019 E, 4% 5/15/24	250	251
Series 2020 C, 5% 5/15/24 (c)	800	808
Series 2023 A, 5% 5/15/24 (c)	225	228
Series B, 5% 5/15/24 (c)	200	202
Series 2023 B2, 3% 9/5/23, LOC Barclays Bank PLC, CP (c)	17,062	17,062
Los Angeles Dept. of Wtr. & Pwr. Rev. Bonds Series 2018 B, 5% 1/1/24	1,105	1,109
Los Angeles Gen. Oblig.:
Bonds Series 2021 B, 5% 9/1/23	7,500	7,500
TRAN Series 2023, 5% 6/27/24	77,665	78,775
Los Angeles Muni. Impt. Corp. Lease Rev.:
Bonds:
Series 2016 B, 5% 11/1/23	200	201
Series 2018 A, 5% 11/1/23	605	607
Series 2019 A, 5% 5/1/24 (Pre-Refunded to 5/1/24 @ 100)	350	354
Series 2023 A1:
3.1% 10/5/23, LOC BMO Harris Bank NA, CP	10,000	10,000
3.1% 10/17/23, LOC BMO Harris Bank NA, CP	9,000	9,000
Series 2023:
3.1% 10/6/23, LOC BMO Harris Bank NA, CP	6,400	6,400
3.16% 9/15/23, LOC BMO Harris Bank NA, CP	37,600	37,600
3.4% 9/21/23, LOC Bank of America NA, CP	17,000	17,000
Los Angeles Unified School District Bonds:
Series 2014 C, 5% 7/1/24	105	107
Series 2020 C, 5% 7/1/24	140	142
Series 2020 RYQ, 5% 7/1/24	100	101
Los Angeles Wastewtr. Sys. Rev.:
Series 2023 A1, 3.15% 9/19/23, LOC Barclays Bank PLC, CP	30,000	30,000
Series 2023, 3.1% 9/19/23, LOC Toronto-Dominion Bank, CP	30,024	30,024
Mount San Antonio Cmnty. College Bonds Series 2013 A, 5% 9/1/23	500	500
North Orange County Cmnty. College District Rev. Bonds Series 2020 C, 5% 8/1/24	200	203
Ohlone Cmnty. College District Bonds Series 2014 B, 4% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	2,800	2,824
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2023, 2.8% 9/1/23, LOC Sumitomo Mitsui Banking Corp., CP	5,400	5,400
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Bonds Series 2016 B, 5% 10/1/23	200	200
Rancho Santiago Cmnty. College District Bonds Series 2013, 5% 9/1/23 (Pre-Refunded to 9/1/23 @ 100)	925	925
Rio Elem Scd Cmnty. Facilities Dis Bonds Series 2013, 5.5% 9/1/23 (Pre-Refunded to 9/1/23 @ 100)	5,215	5,215
Riverside County Gen. Oblig. TRAN Series 2023, 5% 6/28/24	30,000	30,406
San Diego County Reg'l. Trans. Commission Sales Tax Rev.:
Bonds:
Series 2014 A, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	110	111
Series 2014, 5% 4/1/24 (Pre-Refunded to 4/1/24 @ 100)	920	930
Series 2023 B, 3.1% 9/1/23, LOC Bank of America NA, CP	3,551	3,551
San Diego Unified School District:
Bonds:
Series 2014 G:
0% 1/1/24 (Pre-Refunded to 1/1/24 @ 53.822)	5,625	3,002
0% 1/1/24 (Pre-Refunded to 1/1/24 @ 60.557)	4,235	2,557
Series 2022 F2, 5% 7/1/24	4,020	4,080
Series 2022 M2, 5% 7/1/24	125	127
TRAN Series 2023 A, 5% 6/28/24	20,000	20,300
San Francisco City & County:
Series 2023 A1, 3.05% 9/7/23, LOC Bank of America NA, CP	20,000	20,000
Series 2023, 2.87% 9/12/23, LOC Bank of America NA, CP	26,225	26,225
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2023 A1, 3.1% 9/13/23, LOC State Street Bank & Trust Co., Boston, CP (c)	20,000	20,000
Series 2023 A2, 3.1% 9/6/23, LOC Sumitomo Mitsui Banking Corp., CP (c)	50,400	50,400
Series 2023 A4, 3.15% 9/13/23, LOC Sumitomo Mitsui Banking Corp., CP (c)	30,000	30,000
Series 2023 A6, 3.12% 9/6/23, LOC Bank of America NA, CP (c)	25,000	25,000
San Francisco City & County Ctfs. of Prtn. Bonds (Moscone Convention Ctr. Expansion Proj.) Series 2017 B, 5% 4/1/24	1,325	1,337
San Francisco Muni. Trans. Agcy. Bonds Series 2014, 5% 3/1/24 (Pre-Refunded to 3/1/24 @ 100)	200	202
San Francisco Pub. Utils. Commission Wtr. Rev. Bonds:
Series 2015 A, 5% 11/1/23	400	401
Series 2016 A, 5% 11/1/23	1,145	1,148
San Jose Int. Arpt. Rev. Series 2023 A1, 3.1% 9/1/23, LOC Bank of America NA, CP	5,000	5,000
San Mateo Unified School District Bonds Series 2013 A:
5% 9/1/23 (Pre-Refunded to 9/1/23 @ 100)	515	515
5% 9/1/23 (Pre-Refunded to 9/1/23 @ 100)	510	510
Santa Monica Cmnty. College District Gen. Oblig. Bonds Series 2014 B, 4% 8/1/24 (Pre-Refunded to 8/1/24 @ 100)	130	131
Stockton Pub. Fing. Auth. Wtr. Rev. Bonds (Delta Wtr. Supply Proj.) Series 2010 A:
6.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	310	311
6.25% 10/1/23 (Pre-Refunded to 10/1/23 @ 100)	175	175
Successor Ag Mor Hill Redev. Bonds Series 2013 A, 5% 9/1/23 (Pre-Refunded to 9/1/23 @ 100)	200	200
Univ. of California Revs.:
Bonds Series 2017 M, 4% 5/15/24	125	126
Series 2023:
2.7% 9/5/23, CP	15,000	15,000
2.75% 9/19/23, CP	20,000	20,000
2.78% 9/27/23, CP	15,250	15,250
2.93% 9/27/23, CP	8,500	8,500
2.95% 9/27/23, CP	4,945	4,945
3% 9/13/23, CP	13,000	13,000
3.05% 9/27/23, CP	6,500	6,500
3.05% 9/28/23, CP	15,000	15,000
3.05% 9/28/23, CP	20,000	20,000
3.1% 9/5/23, CP	7,850	7,850
3.1% 9/20/23, CP	3,750	3,750
3.1% 9/20/23, CP	10,000	10,000
3.2% 9/21/23, CP	6,000	6,000
3.3% 11/2/23, CP	15,000	15,000
Walnut Energy Ctr. Auth. Rev. Series 2023 B, 2.85% 10/4/23, LOC Wells Fargo Bank NA, CP	18,331	18,331
TOTAL CALIFORNIA		1,396,489
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 4.72%, tender 3/28/24 (b)(i)	1,800	1,800
TOTAL OTHER MUNICIPAL SECURITY (Cost $1,405,528)		1,405,528

Investment Company - 12.0%
	Shares	Value ($) (000s)
Fidelity Municipal Cash Central Fund 4.50% (k)(l) (Cost $539,946)	539,837	539,946

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $4,459,103)	4,459,103
NET OTHER ASSETS (LIABILITIES) - 0.5%	21,820
NET ASSETS - 100.0%	4,480,923

Security Type Abbreviations
CP	-	COMMERCIAL PAPER
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,708,000 or 0.8% of net assets.

(e)	Provides evidence of ownership in one or more underlying municipal bonds.
(f)	Coupon rates are determined by re-marketing agents based on current market conditions.
(g)	A portion of the security sold on a delayed delivery basis.
(h)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,010,000 or 0.2% of net assets.

(i)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(j)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(k)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost ($) (000s)
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Bonds Series G 123, 4.67%, tender 11/1/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,000

Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 4.65%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21 - 12/20/22	2,600

El Paso Wtr. & Swr. Rev. Bonds Series G 124, 4.67%, tender 9/7/23 (Liquidity Facility Royal Bank of Canada)	2/09/23	1,300

Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 4.72%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	300

Sacramento Area Flood Cont. Agcy. Bonds Series G 118, 4.62%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	10/12/22	1,210

South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 4.67%, tender 10/2/23 (Liquidity Facility Royal Bank of Canada)	4/01/21	600

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 4.50%	229,863	1,553,306	1,243,223	7,251	-	-	539,946	22.8%
Total	229,863	1,553,306	1,243,223	7,251	-	-	539,946

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line item in the Statement of Operations, if applicable.

Amounts included in the purchases and sales proceeds columns may include in-kind transactions, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in these securities. For more information on valuation inputs, refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Financial Statements (Unaudited)
Statement of Assets and Liabilities
Amounts in thousands (except per-share amounts)		August 31, 2023 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule:
Unaffiliated issuers (cost $3,919,157)	$3,919,157
Fidelity Central Funds (cost $539,946)	539,946

Total Investment in Securities (cost $4,459,103)		$4,459,103
Cash		10,968
Receivable for securities sold on a delayed delivery basis		8,000
Receivable for fund shares sold		30,450
Interest receivable		22,259
Distributions receivable from Fidelity Central Funds		1,781
Receivable from investment adviser for expense reductions		103
Other receivables		1
Total assets		4,532,665
Liabilities
Payable for investments purchased
Regular delivery	$37,296
Delayed delivery	4,057
Payable for fund shares redeemed	8,094
Distributions payable	1,308
Accrued management fee	732
Other affiliated payables	255
Total Liabilities		51,742
Net Assets		$4,480,923
Net Assets consist of:
Paid in capital		$4,480,653
Total accumulated earnings (loss)		270
Net Assets		$4,480,923

Net Asset Value and Maximum Offering Price
Fidelity California Municipal Money Market Fund :
Net Asset Value, offering price and redemption price per share ($21,665 ÷ 21,667 shares)		$1.00
Institutional Class :
Net Asset Value, offering price and redemption price per share ($2,803,569 ÷ 2,800,928 shares)		$1.00
Premium Class :
Net Asset Value, offering price and redemption price per share ($1,655,689 ÷ 1,654,141 shares)		$1.00

Statement of Operations
Amounts in thousands		Six months ended August 31, 2023 (Unaudited)
Investment Income
Interest		$56,366
Income from Fidelity Central Funds		7,251
Total Income		63,617
Expenses
Management fee	$4,194
Transfer agent fees	1,476
Independent trustees' fees and expenses	6
Total expenses before reductions	5,676
Expense reductions	(630)
Total expenses after reductions		5,046
Net Investment income (loss)		58,571
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment Securities:
Unaffiliated issuers	42
Total net realized gain (loss)		42
Net increase in net assets resulting from operations		$58,613
Statement of Changes in Net Assets

Amount in thousands	Six months ended August 31, 2023 (Unaudited)	Year ended February 28, 2023
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$58,571	$48,256
Net realized gain (loss)	42	148
Net increase in net assets resulting from operations	58,613	48,404
Distributions to shareholders	(58,518)	(48,271)

Share transactions - net increase (decrease)	503,167	2,008,525
Total increase (decrease) in net assets	503,262	2,008,658

Net Assets
Beginning of period	3,977,661	1,969,003
End of period	$4,480,923	$3,977,661

Financial Highlights
Fidelity® California Municipal Money Market Fund

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023 A
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.013	.009
Net realized and unrealized gain (loss) C	-	-
Total from investment operations	.013	.009
Distributions from net investment income	(.013)	(.009)
Distributions from net realized gain	-	- C
Total distributions	(.013)	(.009)
Net asset value, end of period	$1.00	$1.00
Total Return D,E	1.31%	.89%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.42% H	.42% H
Expenses net of fee waivers, if any	.42% H	.42% H
Expenses net of all reductions	.42% H	.42% H
Net investment income (loss)	2.59% H	2.12% H
Supplemental Data
Net assets, end of period (in millions)	$22	$11

AFor the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

Fidelity® California Municipal Money Market Fund Institutional Class

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.014	.014	- C	.003	.012	.013
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.014	.014	- C	.003	.012	.013
Distributions from net investment income	(.014)	(.014)	- C	(.003)	(.012)	(.013)
Distributions from net realized gain	-	- C	-	- C	- C	- C
Total distributions	(.014)	(.014)	- C	(.003)	(.012)	(.013)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.42%	1.38%	.01%	.26%	1.16%	1.29%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.25% H	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20% H	.20%	.09%	.18%	.20%	.20%
Expenses net of all reductions	.20% H	.20%	.09%	.18%	.20%	.20%
Net investment income (loss)	2.81% H	1.57%	.01%	.29%	1.14%	1.29%
Supplemental Data
Net assets, end of period (in millions)	$2,804	$2,340	$1,523	$1,963	$3,527	$2,775

AFor the year ended February 29.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

Fidelity® California Municipal Money Market Fund Premium Class

	Six months ended (Unaudited) August 31, 2023	Years ended February 28, 2023	2022	2021	2020 A	2019
Selected Per-Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss) B	.014	.013	- C	.002	.011	.012
Net realized and unrealized gain (loss) C	-	-	-	-	-	-
Total from investment operations	.014	.013	- C	.002	.011	.012
Distributions from net investment income	(.014)	(.013)	- C	(.002)	(.011)	(.012)
Distributions from net realized gain	-	- C	-	- C	- C	- C
Total distributions	(.014)	(.013)	- C	(.002)	(.011)	(.012)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return D,E	1.37%	1.28%	.01%	.22%	1.06%	1.19%
Ratios to Average Net Assets B,F,G
Expenses before reductions	.30% H	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30% H	.30%	.09%	.22%	.30%	.30%
Expenses net of all reductions	.30% H	.30%	.09%	.22%	.30%	.30%
Net investment income (loss)	2.71% H	1.47%	.01%	.25%	1.04%	1.19%
Supplemental Data
Net assets, end of period (in millions)	$1,656	$1,626	$446	$513	$675	$686

AFor the year ended February 29.

BNet investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any mutual funds or ETFs is not included in the Fund's net investment income (loss) ratio.

CAmount represents less than $.0005 per share.

DTotal returns for periods of less than one year are not annualized.

ETotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

FFees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses.

GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

HAnnualized.

Notes to Financial Statements (Unaudited)
For the period ended August 31, 2023
(Amounts in thousands except percentages)

1. Organization.
Fidelity California Municipal Money Market Fund (the Fund) is a fund of Fidelity California Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers Fidelity California Municipal Money Market Fund, Institutional Class and Premium Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders. The Fund may be affected by economic and political developments in the state of California.

2. Investments in Fidelity Central Funds.
Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense RatioA
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

A Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.
The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investments in the Fidelity Central Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.  Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds (ETFs). Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund (ETF). Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$-
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$-
Tax cost	$4,459,103

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Fees and Other Transactions with Affiliates.
Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for Premium Class so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets A
Fidelity California Municipal Money Market Fund	$20.22
Institutional Class	637.05
Premium Class	819.10
	$1,476

A Annualized

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity California Municipal Money Market Fund	42,231	19,580	-

5. Expense Reductions.
The investment adviser contractually agreed to reimburse Institutional Class to the extent annual operating expenses, expressed as a percentage of average net assets, exceed .20%. Some expenses, for example the compensation of the independent Trustees, and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class expenses by $623.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $7.

6. Distributions to Shareholders.
Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2023	Year ended February 28, 2023 A
Fidelity California Municipal Money Market Fund
Distributions to shareholders
Fidelity California Municipal Money Market Fund	$244	$62
Institutional Class	35,999	31,130
Premium Class	22,275	17,079
Total	$58,518	$48,271

A Distributions for Fidelity California Municipal Money Market Fund are for the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.

7. Share Transactions.
Share transactions for each class of shares at a $1.00 per share were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended August 31, 2023	Year ended February 28, 2023 A	Six months ended August 31, 2023	Year ended February 28, 2023 A
Fidelity California Municipal Money Market Fund
Fidelity California Municipal Money Market Fund
Shares sold	22,416	16,838	$22,416	$16,838
Reinvestment of distributions	199	55	199	55
Shares redeemed	(12,364)	(5,477)	(12,364)	(5,477)
Net increase (decrease)	10,251	11,416	$10,251	$11,416
Institutional Class
Shares sold	2,383,710	4,488,896	$2,383,711	$4,488,896
Reinvestment of distributions	31,705	27,550	31,705	27,550
Shares redeemed	(1,952,419)	(3,700,040)	(1,952,419)	(3,700,040)
Net increase (decrease)	462,996	816,406	$462,997	$816,406
Premium Class
Shares sold	595,959	701,589	$595,959	$701,580
Issued in exchange for the shares of the Target Fund(s)	-	1,125,928	-	1,127,846
Reinvestment of distributions	20,099	16,177	20,099	16,177
Shares redeemed	(586,139)	(664,878)	(586,139)	(664,878)
Net increase (decrease)	29,919	1,178,816	$29,919	$1,180,725
Service Class
Shares sold	-	6	$-	$6
Shares redeemed	-	(28)	-	(28)
Net increase (decrease)	-	(22)	$-	$(22)

A Share transactions for Fidelity California Municipal Money Market Fund are for the period September 22, 2022 (commencement of sale of shares) through February 28, 2023.

8. Other.
A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

9. Risk and Uncertainties.
Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer. Significant concentrations in security types, issuers, industries, sectors, and geographic locations may magnify the factors that affect a fund's performance.

10. Prior Fiscal Year Merger Information.
On September 16, 2022, Fidelity California Municipal Money Market Fund (formerly Fidelity California AMT Tax-Free Money Market Fund) acquired all of the assets and assumed all of the liabilities of Fidelity California Municipal Money Market Fund ("Target Fund") pursuant to an Agreement and Plan of Reorganization ("Agreements") approved by the Board of Trustees ("The Board"). The securities held by the Target Fund were the primary assets acquired by Fidelity California Municipal Money Market Fund. The acquisition was accomplished by an exchange of Premium Class (formerly Fidelity California AMT Tax-Free Money Market Fund) of Fidelity California Municipal Money Market Fund for shares outstanding of the Target Fund at its respective net asset value on the acquisition date. The reorganization provides shareholders of the Target Fund access to a larger portfolio with a similar investment objective and lower projected expenses. For financial reporting purposes, the assets and liabilities of the Target Fund and shares issued by Fidelity California Municipal Money Market Fund were recorded at fair value; however, the cost basis of the investments received from the Target Fund were carried forward and will be utilized for purposes of Fidelity California Municipal Money Market Fund ongoing reporting of realized and unrealized gains and losses to more closely align subsequent reporting of realized gains with amounts distributable to shareholders for tax purposes. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders.

Target Fund	Investments ($)	Unrealized appreciation (depreciation) ($)	Net Assets ($)	Shares Exchanged	Shares Exchanged Ratio
Fidelity California Municipal Money Market Fund	1,117,559	-	1,127,846	1,125,928	1.0000

Surviving Fund	Net Assets ($)	Total net assets after the acquisition ($)
Fidelity California Municipal Money Market Fund (formerly Fidelity California AMT Tax-Free Money Market Fund)	2,657,669	3,785,515

Pro forma results of operations of the combined entity for the entire period ended February 28, 2023, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Net investment income (loss)	$52,145
Total net realized gain (loss)	140
Total change in net unrealized appreciation (depreciation)	-
Net increase (decrease) in net assets resulting from operations	$52,285

Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the acquired fund that have been included in the Fund's Statement of Operations since September 16, 2022.
Shareholder Expense Example
As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2023 to August 31, 2023).

Actual Expenses
The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes
The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio- A	Beginning Account Value March 1, 2023	Ending Account Value August 31, 2023	Expenses Paid During Period- C March 1, 2023 to August 31, 2023
Fidelity® California Municipal Money Market Fund
Fidelity® California Municipal Money Market Fund	.42%
Actual		$ 1,000	$ 1,013.10	$ 2.13
Hypothetical-B		$ 1,000	$ 1,023.03	$ 2.14
Institutional Class	.20%
Actual		$ 1,000	$ 1,014.20	$ 1.01
Hypothetical-B		$ 1,000	$ 1,024.13	$ 1.02
Premium Class	.30%
Actual		$ 1,000	$ 1,013.70	$ 1.52
Hypothetical-B		$ 1,000	$ 1,023.63	$ 1.53

A   Annualized expense ratio reflects expenses net of applicable fee waivers.

B   5% return per year before expenses

C   Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

1.855636.116
SCM-SANN-1023

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity California Municipal Trust II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 23, 2023

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 23, 2023